Federated Institutional Short Duration Government Fund

Annual Report for Fiscal Year Ended July 31, 1997

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Institutional Short Duration Government Fund invests in U.S. Government securities, to include U.S. Treasuries, U.S. Government agencies, and U.S. Government agency-sponsored mortgage-backed securities, either directly or through repurchase agreements. The Fund seeks to maintain a duration of one year or less. Federated Institutional Short Duration Government Fund became effective on July 10, 1997. The Fund was assigned an AAAf credit rating* from Standard & Poor's on July 31, 1997.

With the effective date for the Fund occurring so close to the end of the fiscal year, the performance record for Federated Institutional Short Duration Government Fund is rather brief. However, the portfolio's assets were invested in a representative fashion, with an allocation in repurchase agreements balanced by a position in a short duration government agency mortgage-backed security to give the portfolio a duration of approximately six months. This somewhat defensive stance was appropriate in light of the relatively expensive nature of the short to intermediate sector of the government yield curve, and since the performance of the portfolio holdings was in line with expectations. As a whole, securities within the Fund's investment spectrum largely traded within a range over this brief period, amidst benign inflation and moderate economic growth.

* An AAAf rating by Standard and Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Federated Institutional Short Duration Government Fund

GROWTH OF $25,000 INVESTED IN FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND The graph below illustrates the hypothetical investment of $25,000* in the Federated Institutional Short-Duration Government Fund (the "Fund") from July 10, 1997 (start of performance) to July 31, 1997 compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MTBI).+

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the top left quadrant. Federated Institutional Short Duration Government Fund (the "Fund") is represented by a solid line. The Merrill Lynch 6-Month Treasury Bill Index (ML6MTBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund and the ML6MTBI. The "x" axis reflects computation periods from 7/10/97 to 7/31/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the ML6MTBI. The ending values were $25,085 and $25,115, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Return from the Fund's start of performance (7/10/97) to 7/31/97. The total return was 0.34%.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 1998, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The ML6MTBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

[Graphic]

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 31420B102
G00352-03

[Graphic]


Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)

PROSPECTUS

The shares of Federated Institutional Short Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is a portfolio of Federated Institutional Trust (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is current income. The Fund invests only in U.S. government securities. Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses                                          1
 Financial Highlights                                              2
 General Information                                               3
 Investment Information                                            3
 Investment Objective                                              3
 Investment Policies                                               3
 Portfolio Turnover                                                4
 Investment Limitations                                            5
 Trust Information                                                 5
 Management of the Trust                                           5
 Distribution of Fund Shares                                       6
 Administration of the Fund                                        6
 Net Asset Value                                                   7
 Investing in the Fund.                                            7
 Share Purchases                                                   7
 Minimum Investment Required                                       7
 What Shares Cost                                                  7
 Confirmations and Account Statements                              7
 Dividends                                                         7
 Capital Gains                                                     8
 Redeeming Shares.                                                 8
 Telephone Redemption                                              8
 Written Requests                                                  8
 Accounts with Low Balances                                        8
 Shareholder Information                                           8
 Voting Rights                                                     8
 Tax Information                                                   9
 Federal Income Tax                                                9
 State and Local Taxes                                             9
 Performance Information                                           9
 Financial Statements                                             10
 Report of Ernst & Young LLP, Independent Auditors
                                                   Inside Back Cover

SUMMARY OF FUND EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (As a percentage of projected average net assets)* Management Fee (after waiver)(1)

                               SHAREHOLDER TRRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
    price or redemption proceeds, if applicable)                                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
Exchange Fee                                                                                None
                                ANNUAL FUND OPERATING EXPENSES
                         (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)                                                           0.00%
12b-1 Fee                                                                                   None
Total Other Expenses (after expense reimbursement)                                         0.25%
       Shareholder Services Fee(2)                                              0.00%
Total Fund Operating Expenses(3)                                                           0.25%

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending July 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 1998. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Trust Information."

(3) The total Fund operating expenses are estimated to be 1.00% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. The total operating expenses were 0.00% for the fiscal year ended July 31, 1997 and would have been 77.80% absent the voluntary waiver of the management fee and the voluntary reimbursement of other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 year        $3
3 years       $8

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING JULY 31, 1998.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on the inside back cover.

                                  PERIOD ENDED
                                JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 2.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                   0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                               (0.01)
 NET ASSET VALUE, END OF PERIOD                                          $ 2.00
 TOTAL RETURN(B)                                                           0.34%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                0.00%*
   Net investment income                                                   5.75%*
   Expense waiver/reimbursement(c)                                        77.80%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                              $11,100
   Portfolio turnover                                                         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are designed to give institutions a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities and by seeking to maintain a weighted average portfolio duration of one year or less. Even though the price of fixed income securities fluctuates, the portfolio will be managed in a way that will seek to minimize the volatility of principal. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so.

These obligations are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities that are issued by the U.S. government or one of its agencies or instrumentalities. The Fund limits its investments in mortgage-backed securities to those that are "pass-through" securities representing an undivided interest in a pool of residential mortgages. These mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages, which may be fixed rate or adjustable rate. Distributions to holders of mortgage-backed securities include both interest and principal payments.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

CMOs are a type of mortgage-backed security issued as multiple class bonds and collateralized by pools of real estate mortgages. The CMOs in which the Fund invests are issued and guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. A REMIC is a CMO that qualifies and elects treatment as such under provisions of the Internal Revenue Code that provide for favorable federal tax treatment. The Fund will only purchase investment grade CMOs, as rated by a nationally recognized statistical rating organization. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

INVESTMENT RISKS

Because mortgage-backed securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk. Prepayment risk is attributable to an underlying mortgage holder's ability to prepay and refinance the underlying mortgage which may expose the Fund to a lower rate of return upon reinvestment and the loss of any premiums paid on the security. Also, the value of mortgage-backed securities may be significantly affected by changes in interest rates. The market value of adjustable rate mortgage-backed securities ("ARMS") may be impacted based upon the frequency that the interest rates of the underlying mortgages reset and changes to the index upon which the interest rates are based. Also, the underlying mortgages relating to ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down. Unanticipated changes in interest rates could cause periods of extending durations and greater principal volatility. Therefore, there can be no assurance that the Fund will succeed in maintaining a weighted average portfolio duration one year or less or minimizing volatility of principal.

AVERAGE PORTFOLIO DURATION

Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a measure of a security's or a portfolio's price sensitivity to changes in interest rates. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations.

REPURCHASE AGREEMENTS

The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of investing in government securities. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

The securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for the Fund may exceed that of certain other mutual funds with the same investment objective. It is currently anticipated that the Fund's annual rate of portfolio turnover will not exceed 300%. A portfolio turnover rate exceeding 100% is considered to be high. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the investment adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "adviser"), subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Fund's adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

Susan R. Hill has been the Fund's portfolio manager since July 1997. Ms. Hill joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since January 1997. Ms. Hill was an Assistant Vice President of the investment adviser from 1994 until 1996, and from 1990 to 1993 served as an Investment Analyst. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since 1997. Mr. Abraham was an Assistant Vice President of the investment adviser from 1995 to 1997, and from 1993 to 1995 served as an Investment Analyst. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in finance from Loyola College.

Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since 1997. Ms. Nason served as a Vice President of the investment adviser from 1992 until 1997 and an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM             AVERAGE AGGREGATE
   FEE                DAILY NET ASSETS
 0.150%           on the first $250 million
 0.125%           on the next $250 million
 0.100%           on the next $250 million
 0.075%    on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value for shares is determined by adding the interest of the shares in the market value of all securities and other assets of the Fund, subtracting the interest of the shares in the liabilities of the Fund and those attributable to shares, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Institutional Short Duration Government Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares by mail, send a check made payable to Federated Institutional Short Duration Government Fund to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $25,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Fund. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Institutional Trust--Federated Institutional Short Duration Government Fund; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of March 6, 1998, City of Detroit General Investment Fund owned 50.03% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PORTFOLIO OF INVESTMENTS

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JULY 31, 1997

    PRINCIPAL
      AMOUNT                                                                              VALUE

 GOVERNMENT OBLIGATIONS--1.8%
 $         183,013 Government National Mortgage Association, 9.500%, 11/15/2017        $    199,370
                       Total Government Obligations (identified cost $199,398)              199,370
 SHORT-TERM OBLIGATIONS--8.1%
           900,000 Student Loan Marketing Association Discount Note, 5.75%, dated           900,000
                   7/31/97, due 8/1/97
                       Total Investments (identified cost $1,099,398)(a)                $ 1,099,370

(a) The cost of investments for federal tax purposes amounts to $1,099,398. The net unrealized depreciation of investments on a federal tax basis amounts to $28 which is comprised of $0 appreciation and $28 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($11,099,920) at July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JULY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $  1,099,370
 $1,099,398)
 Cash                                                                                         3,507
 Income receivable                                                                            1,373
 Receivable for shares sold                                                              10,000,000
   Total assets                                                                          11,104,250
 LIABILITIES:
 Income distribution payable                                                  $ 4,143
 Accrued expenses                                                                 187
   Total liabilities                                                                          4,330
 Net Assets for 5,550,084 shares outstanding                                           $ 11,099,920
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 11,100,168
 Net unrealized depreciation of investments                                                     (28)
 Distributions in excess of net investment income                                              (220)
   Total Net Assets                                                                    $ 11,099,920
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $11,099,920 / 5,550,084 shares outstanding                                                   $2.00

 (See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                                  $  8,565
 EXPENSES:
 Investment advisory fee                                                      $    4,399
 Administrative personnel and services fee                                         7,534
 Custodian fees                                                                    6,740
 Transfer and dividend disbursing agent fees and expenses                         15,920
 Portfolio accounting fees                                                        13,960
 Share registration costs                                                          3,030
   Total expenses                                                                 51,583
 Waivers and reimbursements--
   Waiver of investment advisory fee                            $   (4,399)
   Reimbursement of other operating expenses                       (47,184)
     Total waivers and reimbursements                                            (51,583)
       Net investment income                                                                  8,565
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net change in unrealized depreciation of investments                                           (28)
   Change in net assets resulting from operations                                          $  8,537

 (See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

                                                                              YEAR ENDED
                                                                             JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                        $        8,565
 Net change in unrealized depreciation                                                   (28)
   Change in net assets resulting from operations                                      8,537
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                             (8,785)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                     11,100,172
 Cost of shares redeemed                                                            (100,167)
   Change in net assets resulting from share transactions                         11,000,005
     Change in net assets                                                         10,999,757
 NET ASSETS:
 Beginning of period                                                                 100,163
 End of period                                                                $   11,099,920

 (See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JULY 31, 1997

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one diversified portfolio, Federated Institutional Short Duration Government Fund (the "Fund"). The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. Government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:
Year Ended
                                                            July 31, 1997

 Shares sold                                                  5,550,085
 Shares redeemed                                                (10,017)
   Net change resulting from share transactions               5,540,068
INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and/or start-up administrative service expenses were borne initially by Adviser.

The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of FEDERATED INSTITUTIONAL TRUST: We have audited the accompanying statement of assets and liabilities of Federated Institutional Short Duration Government Fund as of July 31, 1997, and the related statements of operations, changes in net assets for the period then ended and the financial highlights for the period presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Short Duration Government Fund as of July 31, 1997, the results of its operations and changes in its net assets for the period then ended and financial highlights for the period presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
September 12, 1997
 [Graphic]

Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)

PROSPECTUS

MARCH 31, 1998

A Diversified Portfolio of Federated Institutional Trust, an Open-End, Diversified Management Investment Company

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISOR
Federated Management
Federated Investors Tower

1001 Liberty Tower

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor

1-800-341-7400
www.federatedinvestors.com


Cusip 31420B102

G00352-01 (3/98)

[Graphic]